Equity Method Investment	6 Months Ended
Jun. 30, 2025
Equity Method Investment [Abstract]
Equity Method Investment
4. Equity Method Investment

Details on the Company’s 27.5% investment in RFSea Infrastructure AS II (“RFSea”), accounted for by the equity method of accounting, are discussed in Note 4 of the 2024 Annual Report. On March 18, 2025, the Company paid the final installment due in connection with its chemical tankers’ investment amounting to $1,375. As of June 30, 2025, and December 31, 2024, the investment in RFSea amounted to $4,325 and $2,970, respectively, and is presented in “Equity method investment” in the accompanying consolidated balance sheets. For the six months ended June 30, 2025, and 2024, the loss from this investment amounted to $20 and $15, respectively, and is presented in “Loss on equity method investment” in the accompanying unaudited interim consolidated statements of comprehensive loss. The Company’s maximum exposure to a loss as a result of its investment in RFSea, is limited to its committed amounted in this investment, $4,125.